REVENUES BY SEGMENT	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
REVENUES BY SEGMENT

NOTE－ 15 REVENUES BY SEGMENT

	Year ended December 31,
	2023	2024
	S$’000	S$’000
Sale of heavy equipment and parts	56,449	45,763
Engineering consultancy service income	7,032	2,190
Rental income	9,301	10,543
	72,782	58,496

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has three operating segments as defined by ASC 280 as follow:

1.	Sale of heavy equipment and parts
2.	Engineering consultancy service income
3.	Rental income

Information regarding the results of each reportable segment is included below. Performance is measured based on segment revenue and gross profit/(loss), as included in the internal management reports that are reviewed by the Company’s CODM. Both segment revenue and gross profit/(loss) are used to measure performance as management believes that such information is the most relevant in evaluating the level of activities and results of these segments.

The following tables present summary information by product type for the year ended December 31, 2023 and 2024, respectively:

		For the year ended December 31, 2023
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Revenue	56,449	7,032	9,301	72,782
Gross Profit	10,097	1,792	3,893	15,782

		For the year ended December 31, 2024
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Revenue	45,763	2,190	10,543	58,496
Gross Profit	4,275	762	5,621	10,658

In the following table, revenue is disaggregated by the timing of revenue recognition.

		For the year ended December 31, 2023
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Timing of revenue recognition:
Point in time	56,449	7,032	-	63,481
Over time	-	-	9,301	9,301

		For the year ended December 31, 2024
	Sale of heavy equipment and parts	Engineering consultancy service	Rental income	Total
	S$’000	S$’000	S$’000	S$’000
Timing of revenue recognition:
Point in time	45,763	2,190	-	47,953
Over time	-	-	10,543	10,543

No segmental analysis of segment assets is disclosed because there is no asset information provided to the CODM.